Employee Benefit Plan	12 Months Ended
Mar. 31, 2019
Defined Contribution Plan [Abstract]
Employee Benefit Plan	Employee Benefit Plan

We have established a defined contribution 401(k) plan to assist our eligible employees in saving for retirement on a tax-deferred basis. The 401(k) plan permits all eligible employees to make voluntary pre-tax contributions to the plan, subject to applicable tax limitations. For every dollar that employees contribute up to 1% of their eligible compensation (as defined in the plan), we contribute one dollar, plus 50 cents for every dollar employees contribute between 1% and 6% of their eligible compensation (as defined in the plan). Our matching contributions prior to January 1, 2015 vest over five years and, effective January 1, 2015, our matching contributions vest over two years. Expenses under the plan for the years ended March 31, 2019, 2018 and 2017 were $1.9 million, $1.7 million and $1.5 million, respectively. Expenses for matching contributions related to TPSL and our former Retail Propane segment have been classified as discontinued operations within our consolidated statements of operations for all periods presented (see Note 1 and Note 17).